ACCRUED EXPENSES AND OTHER CURRENT LIABILITES (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 8,262	$ 1,480
Deferred transaction costs	0	328
Professional fees	600	379
Non recurring engineering	4,800	0
Government authorities	648	0
Other payables	1,708	73
Total	$ 16,018	$ 2,260